Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories
4. Inventories
The following table represents the components of inventories as of September 30, 2025 and December 31, 2024 (in thousands
):

	September 30, 2025	December 31, 2024
Raw materials	$7	$45
Work in progress	10,148	9,547
Finished goods	5,971	5,416

Total inventories	$16,126	$15,008

4. Inventories
The following table represents the components of inventories as of December 31, 2024 and 2023 (in thousands
):

	2024	2023
Raw materials	$45	$1,928
Work in progress	9,547	8,641
Finished goods	5,416	10,908

Total inventories	$15,008	$21,477

The Company recorded inventory valuation adjustments of $0.4 million and $0.8 million during the twelve months ended December 31, 2024 and 2023, respectively. The charges and reversals were included in cost of sales in the consolidated statements of operations and comprehensive loss. The inventory valuation allowance was primarily due to the sell-through or scrap of inventory that was reserved for in a prior period
.

Changes in the Company’s inventory allowance were as follows (in thousands):

Balance at December 31, 2022	$23,365
Valuation allowances	839

Balance at December 31, 2023	$24,204

Valuation allowances	428
Sell-through or scrap of inventory	(7,213)

Balance at December 31, 2024	$17,419